Supplement to the
Fidelity® Advisor
Value Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Fund. It is expected that shareholders of record on April 23, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about June, 20, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Russell Midcap Value® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after April 23, 2007.

FAV-07-01 March 1, 2007
1.798886.110

Supplement to the
Fidelity® Advisor
Value Fund
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Fund. It is expected that shareholders of record on April 23, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about June, 20, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Russell Midcap Value® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after April 23, 2007.

FAVI-07-01 March 1, 2007
1.806143.106